Stock Award Plans - Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Shares
Outstanding, beginning balance (in shares)	51,060
Exercised (in shares)	(22,975)
Forfeited (in shares)	(64,141)
Outstanding, ending balance (in shares)	320,287	51,060
Exercisable (in shares)	27,620
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 15.25
Exercised (in dollars per share)	12.99
Forfeited (in dollars per share)	27.96
Outstanding, ending balance (in dollars per share)	27.21	$ 15.25
Exercisable (in dollars per share)	$ 17.17
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options outstanding, weighted average remaining contractual term (in years)	8 years	2 years
Options exercisable, weighted average remaining contractual term (in years)	1 year 4 months 24 days
Options outstanding, aggregate intrinsic value	$ 3,136	$ 855
Options exercisable, aggregate intrinsic value	$ 547
Stock Option Awards
Shares
Granted (in shares)	356,343	0	0
Weighted Average Exercise Price
Granted (in dollars per share)	$ 28.16